Concentrations of credit risk (Tables) - Exposure to ten largest borrowers	12 Months Ended
Mar. 31, 2026
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2025 and March 31, 2026, the exposures are as set forth below.

	As of March 31, 2025
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	10,435,520.6	Rs.	—	Rs.	252.5	Rs.	10,435,773.1	33.3
NBFC		1,650,812.6		50,076.1		1,035.1		1,701,923.8	5.4
Retail Trade		1,107,102.6		—		56,842.4		1,163,945.0	3.7
Real Estate & Property Services		1,168,287.2		—		62,855.1		1,231,142.3	3.9
Consumer Services		1,017,874.2		—		45,155.5		1,063,029.7	3.4
Power		769,686.4		24,160.8		102,143.7		895,990.9	2.8
Wholesale Trade - Non Industrial		643,909.8		—		36,548.1		680,457.9	2.2
Wholesale Trade - Industrial		574,318.0		—		101,287.4		675,605.4	2.1
Iron and Steel		554,444.4		20,404.6		92,993.8		667,842.8	2.1
Engineering		447,424.3		2,484.2		203,246.4		653,154.9	2.1
Infrastructure Development		362,910.9		8,937.8		359,503.4		731,352.1	2.3
Agri-Allied		627,426.4		—		5,066.2		632,492.6	2.0
Food and Beverage		760,841.6		—		59,838.4		820,680.0	2.6
Road Transportation		815,518.6		—		14,315.2		829,833.8	2.6
Others (none greater than 2%)		7,702,733.5		55,116.1		1,501,008.6		9,258,858.2	29.5

Total	Rs.	28,638,811.1	Rs.	161,179.6	Rs.	2,642,091.8	Rs.	31,442,082.5	100.0

	As of March 31, 2026
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	10,362,340.8	Rs.	—	Rs.	16,463.3	Rs.	10,378,804.1	US$	110,612.9	29.3
NBFC		1,737,107.5		108,870.6		3,684.4		1,849,662.5		19,712.9	5.2
Retail Trade		1,224,106.4		—		69,173.2		1,293,279.6		13,783.2	3.7
Real Estate & Property Services		1,238,509.5		—		84,434.8		1,322,944.3		14,099.4	3.7
Consumer Services		1,124,050.8		2,908.2		61,839.8		1,188,798.8		12,669.7	3.4
Power		874,751.5		29,326.0		138,745.6		1,042,823.1		11,114.0	2.9
Wholesale Trade - Non-Industrial		819,812.7		1,420.4		48,908.2		870,141.3		9,273.6	2.5
Wholesale Trade - Industrial		647,843.2		6,551.1		124,146.2		778,540.5		8,297.4	2.2
Business Services		657,692.1		1,659.2		107,952.2		767,303.5		8,177.6	2.2
Iron and Steel		664,942.4		25,245.1		106,578.9		796,766.4		8,491.6	2.3
Engineering		543,030.4		—		265,795.7		808,826.1		8,620.1	2.3
Infrastructure Development		517,943.2		22,725.5		448,153.4		988,822.1		10,538.4	2.8
Agri-Allied		740,385.9		—		6,026.1		746,412.0		7,954.9	2.1
Food and Beverage		852,451.2		—		65,554.0		918,005.2		9,783.7	2.6
Road Transportation		1,009,463.1		—		16,403.5		1,025,866.6		10,933.2	2.9
Others (none greater than 2%)		8,573,764.7		74,317.0		1,973,464.9		10,621,546.6		113,199.9	29.9

Total	Rs.	31,588,195.4	Rs.	273,023.1	Rs.	3,537,324.2	Rs.	35,398,542.7	US$	377,262.5	100.0

Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2025 and March 31, 2026, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded
exposures (including derivatives), are as follows:

	As of March 31, 2025
	Funded Exposure	Non-Funded Exposure		Total Exposure
	(In millions)
Borrower 1	Rs. 263,155.5	Rs.	2,000.0	Rs.	265,155.5
Borrower 2	234,939.9		—		234,939.9
Borrower 3	227,914.3		200.0		228,114.3
Borrower 4	225,131.7		—		225,131.7
Borrower 5	205,523.2		1,702.3		207,225.5
Borrower 6	91,969.7		90,952.8		182,922.5
Borrower 7	176,019.5		12.5		176,032.0
Borrower 8	168,639.0		5,172.1		173,811.1
Borrower 9	63,492.5		101,444.6		164,937.1
Borrower 10	153,855.0		1,027.6		154,882.6

	As of March 31, 2026
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	261,303.1	Rs.	125,494.8	Rs.	386,797.9	US$	4,122.3
Borrower 2		377,029.0		2,000.0		379,029.0		4,039.5
Borrower 3		240,680.4		392.2		241,072.6		2,569.2
Borrower 4		237,089.9		—		237,089.9		2,526.8
Borrower 5		215,290.3		—		215,290.3		2,294.5
Borrower 6		213,330.4		200.0		213,530.4		2,275.7
Borrower 7		195,446.8		—		195,446.8		2,083.0
Borrower 8		96,019.9		86,016.9		182,036.8		1,940.1
Borrower 9		175,444.8		10.9		175,455.7		1,869.9
Borrower 10		175,000.0		—		175,000.0		1,865.1